Marketable Securities (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 09, 2021	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Reserve Quantities [Line Items]
Number of common stock issued	1,300,000
Fair value of shares		$ 349,809
Plant Based Investment Corp [Member]
Reserve Quantities [Line Items]
Number of common stock received				2,362,204
Number of common stock issued				15,000,000
Share Price				$ 0.635
Fair value of shares				$ 848,011
Fair value of PBIC shares			610,092
Unrealized loss on shares			$ 35,902	263,483
Foreign currency translation gain			$ 60,959	$ 507